UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-334
                                   -------

                         Franklin Capital Growth Fund
                         ----------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/03
                          --------

Item 1. Reports to Stockholders.


                                DECEMBER 31, 2003

[GRAPHIC OMITTED]

               SEMIANNUAL REPORT AND SHAREHOLDER LETTER      GROWTH

                                    FRANKLIN
                               CAPITAL GROWTH FUND

Want to receive
this document
FASTER via email?

Eligible shareholders can
sign up for edelivery at
franklintempleton.com
See inside for details.

[GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANLKIN[R] TEMPLETON[R]
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER                                1

SEMIANNUAL REPORT

Franklin Capital Growth Fund ...................  4

Performance Summary ............................  8

Financial Highlights and
Statement of Investments ....................... 11

Financial Statements ........................... 19

Notes to Financial Statements .................. 23

Proxy Voting Policies and Procedures ........... 29



Regulatory Update
AS OF FEBRUARY 12, 2004

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Company, in addition to other entities within Franklin Templeton Investments, including the Fund and other funds, has been named in shareholder class actions related to the matter described above. The Company believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Company may be named in additional similar civil actions related to the matter described above.

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against an affiliate of the Fund's adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If it is found that the Company bears responsibility for any unlawful or improper conduct, we have committed to making the funds or their shareholders whole, as appropriate. Any further updates on these matters will be disclosed on the Company's website at franklintempleton.com under "Statement on Current Industry Issues."

                                          Not part of the semiannual report  | 3

Semiannual Report

Franklin Capital Growth Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities and may invest a portion of its total assets in other securities, including debt securities and convertible securities.

We are pleased to bring you Franklin Capital Growth Fund's semiannual report, which covers the period ended December 31, 2003.

PERFORMANCE OVERVIEW

Franklin Capital Growth Fund - Class A posted a +14.64% cumulative total return for the six months ended December 31, 2003, as shown in the Performance Summary beginning on page 8. For comparison, the Fund's benchmarks, the Standard & Poor's 500 Composite Index (S&P 500) and the Russell 1000 (R) Growth Index, returned 15.14% and 14.73% over the same period. 1

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2003, many factors impacted global economies and financial markets. Uncertainty about economic recovery and geopolitical events pushed U.S. interest rates to their lowest level in more than four decades in June 2003. However, following the end of major conflict in Iraq, many economic indicators turned positive. The U.S. government injected fiscal stimulus into the economy, approving another round of tax cuts and rebates that included dividend and capital gains tax reductions. An accommodative Federal Reserve Board held the federal funds target rate at 1.00%, in an attempt to bolster the economy.

During the period, the U.S. trade deficit increased significantly, contributing to the U.S. dollar's fall to record lows against the euro and other major currencies. However, the weak dollar provided a boost to the U.S. economy and corporate profits as exports became cheaper for foreign buyers. Robust consumer spending,

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.

4 |  Semiannual Report

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/03
Health Technology                                      15.6%
Electronic Technology                                  15.4%
Finance                                                13.7%
Technology Services                                     9.5%
Consumer Non-Durables                                   6.8%
Consumer Services                                       6.0%
Retail Trade                                            4.5%
Producer Manufacturing                                  4.5%
Energy Minerals                                         3.3%
health Services                                         3.2%
Transportation                                          2.9%
Process Industries                                      2.8%
Commercial Services                                     2.5%
Other                                                   3.4%
Short-Term Investments & Other Net Assets               5.9%

especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. In addition, U.S. federal spending stayed firm and inflation remained benign. U.S. gross domestic product (GDP) grew an annualized 8.2% in third quarter 2003, its strongest pace in nearly 20 years. Estimated fourth quarter GDP growth moderated somewhat, recording an annualized 4.0% rate. As economic data improved, interest rates rose from their lows, and the 10-year Treasury note's yield ended the period at 4.27%.

Equity markets rallied during the six-month period. The rebound began with investors anticipating economic recovery in the second half of 2003, and it continued as data showed robust economic growth. Improved sentiment led many investors to rotate into economically sensitive and financially leveraged companies, specifically cyclical, technology, small-capitalization and emerging market stocks, which had generally performed poorly in recent years. The S&P 500 rose 15.14% for the six months ended December 31, 2003, while the technology-heavy Nasdaq Composite Index increased 23.81%. 2

INVESTMENT STRATEGY

We are research driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records, strong management -- factors we believe point to strong growth potential.

MANAGER'S DISCUSSION

During the six months under review, sectors and securities benefiting from the economic recovery, including electronic technology, finance and technology services, contributed to the Fund's performance. The Fund was also helped by companies that may benefit from the weaker U.S. dollar, such as those with significant exports. During the reporting period, the Fund's overweighted position relative to the Russell 1000 Growth Index in the electronic technology sector, including holdings in semiconductor, telecommunications equipment and electronic production equipment companies, aided performance. In particular, Fund holdings Applied Materials (+41.7% for the period) and KLA Tencor (+26.0%), leading semiconductor equipment makers, contributed to performance. In addition, the Fund's performance was helped by holdings in Cisco Systems and QUALCOMM, two

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the S&P 500. The Nasdaq Composite Index measures all domestic and international common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 3,000 companies.

                                                          Semiannual Report  | 5

TOP 10 HOLDINGS
12/31/03

--------------------------------------------------------------------------------
  COMPANY                            % OF TOTAL
  SECTOR/INDUSTRY                    NET ASSETS
--------------------------------------------------------------------------------
  Microsoft Corp.                          3.1%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
  Pfizer Inc.                              2.5%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Wyeth                                    2.0%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Johnson & Johnson Inc.                   1.9%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  Merck & Co. Inc.                         1.8%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
  General Electric Co.                     1.8%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
  Berkshire Hathaway Inc., A               1.6%
   FINANCE
--------------------------------------------------------------------------------
  Freddie Mac                              1.6%
   FINANCE
--------------------------------------------------------------------------------
  Accenture Ltd., A (Bermuda)              1.6%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
  Coca-Cola Co.                            1.5%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------


telecommunications equipment companies, which were up 44.3% and 50.5% for the period. Several semiconductor companies also helped performance, including Intel (+54.2%), Xilinx (+52.7%), Linear Technology (+35.1%) and Microchip Technology (+30.3%).

Fund performance benefited from holdings in the technology services sector, as increased corporate profitability during the six months under review encouraged increased technology spending. Fund holdings Accenture, a consulting, technology and outsourcing services provider, appreciated 45.5% during the period, and Paychex, the leading provider of payroll services to small- and medium-sized businesses, appreciated 27.4%. The Fund's overweighted position in finance companies also helped performance during the period. Fund holdings Countrywide Financial, a mortgage finance company, Morgan Stanley, an investment bank, and PMI Group, a mortgage insurance company, each contributed to the Fund's performance.

Health technology holdings detracted from Fund performance during the period. Despite lessened concerns about political solutions for rising health care costs, questions remained about the viability of pharmaceutical companies' research pipelines, especially in light of competition from generic manufacturers. Largely as a result, holdings in Merck, Wyeth and Amgen hindered Fund performance during the period. Although we remained underweighted in health technology because of our concerns, we increased positions in blue chip health care companies during the period, including Merck, Wyeth and Johnson & Johnson because we believed an overly pessimistic industry outlook had created compelling valuations.

Consistent with our investment strategy, we added to several of our holdings during the period and sold others. For example, we used recent weakness in Microsoft shares to add to our position at what we believe was an attractive valuation. Although Microsoft underperformed the broader market during the reporting period, we remained confident in the company's ability to leverage its desktop market dominance to other platforms over time. We also recently added to our holdings in consumer-products leaders Coca-Cola, Colgate-Palmolive and Anheuser Busch at what we believe were compelling valuations for companies with strong and sustainable franchises. We sought to take advantage of the recent technology rally to sell our positions in Computer Associates and IBM. We believed the share price appreciation no longer compensated investors for the risks associated with these companies.

6 |  Semiannual Report

Thank you for your participation in Franklin Capital Growth Fund. We welcome your comments and look forward to serving your future investment needs.



[PHOTO OMITTED]

/S/Serena Perin Vinton

Serena Perin Vinton, CFA
Portfolio Manager
Franklin Capital Growth Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report  | 7

Performance Summary as of 12/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                 CHANGE        12/31/03        6/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.31          $10.37          $9.06
--------------------------------------------------------------------------------
  Dividend Income           $0.0158
--------------------------------------------------------------------------------
  CLASS B                                 CHANGE        12/31/03        6/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.25          $10.04          $8.79
--------------------------------------------------------------------------------
  CLASS C                                 CHANGE        12/31/03        6/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.24           $9.94          $8.70
--------------------------------------------------------------------------------
  CLASS R                                 CHANGE        12/31/03        6/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.30          $10.33          $9.03
--------------------------------------------------------------------------------
  Dividend Income           $0.0159
--------------------------------------------------------------------------------
  ADVISOR CLASS                           CHANGE        12/31/03        6/30/03
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.31          $10.43          $9.12
--------------------------------------------------------------------------------
  Dividend Income           $0.0341
--------------------------------------------------------------------------------



8 |  Past performance does not guarantee future results.  |  Semiannual Report

PERFORMANCE

--------------------------------------------------------------------------------
  CLASS A                         6-MONTH    1-YEAR   5-YEAR        10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 1       +14.64%   +29.34%  +13.59%       +162.45%
--------------------------------------------------------------------------------
  Average Annual Total Return 2    +8.08%   +21.90%   +1.38%         +9.47%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3   $10,808   $12,190  $10,710        $24,725
--------------------------------------------------------------------------------
  CLASS B                         6-MONTH    1-YEAR   5-YEAR  INCEPTION (1/1/99)
--------------------------------------------------------------------------------
  Cumulative Total Return 1       +14.22%   +28.55%   +9.40%         +9.40%
--------------------------------------------------------------------------------
  Average Annual Total Return 2   +10.22%   +24.55%   +1.45%         +1.45%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3   $11,022   $12,455  $10,746        $10,746
--------------------------------------------------------------------------------
  CLASS C                         6-MONTH    1-YEAR   5-YEAR  INCEPTION (5/1/95)
--------------------------------------------------------------------------------
  Cumulative Total Return 1       +14.25%   +28.42%   +9.38%       +126.51%
--------------------------------------------------------------------------------
  Average Annual Total Return 2   +12.09%   +26.12%   +1.61%         +9.76%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3   $11,209   $12,612  $10,832        $22,415
--------------------------------------------------------------------------------
  CLASS R                                   6-MONTH   1-YEAR  INCEPTION (1/1/02)
--------------------------------------------------------------------------------
  Cumulative Total Return 1                 +14.58%  +29.17%         -4.04%
--------------------------------------------------------------------------------
  Average Annual Total Return 2             +13.58%  +28.17%         -2.05%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3             $11,358  $12,817         $9,596
--------------------------------------------------------------------------------
  ADVISOR CLASS 4                 6-MONTH    1-YEAR   5-YEAR        10-YEAR
--------------------------------------------------------------------------------
  Cumulative Total Return 1       +14.75%   +29.68%  +15.11%       +170.21%
--------------------------------------------------------------------------------
  Average Annual Total Return 2   +14.75%   +29.68%   +2.85%        +10.45%
--------------------------------------------------------------------------------
  Value of $10,000 Investment 3   $11,475   $12,968  $11,511        $27,021
--------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


  Semiannual Report  |  Past performance does not guarantee future results.  | 9

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. SMALLER-COMPANY STOCKS CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; shares are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).
4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +67.62% and +7.66%.

10 |  Past performance does not guarantee future results.  |  Semiannual Report

Franklin Capital Growth Fund

FINANCIAL HIGHLIGHTS

                                        -------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         DECEMBER 31, 2003                         YEAR ENDED JUNE 30,
CLASS A                                     (UNAUDITED)          2003         2002          2001          2000         1999
                                        -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)
Net asset value, beginning of period ..       $ 9.06            $8.95       $12.04        $17.00        $11.67       $10.99
                                        -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a  .............          .01              .03          .04           .04           .01          .06
 Net realized and unrealized
  gains (losses) ......................         1.32              .08        (3.05)        (3.95)         5.90         1.25
                                        -------------------------------------------------------------------------------------
Total from investment operations                1.33              .11        (3.01)        (3.91)         5.91         1.31
                                        -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ................         (.02)              --         (.02)         (.03)         (.01)        (.05)
 Net realized gains ...................           --               --         (.05)        (1.02)         (.57)        (.58)
 Tax return of capital ................           --               --         (.01)           --            --           --
                                        -------------------------------------------------------------------------------------
Total distributions ...................         (.02)              --         (.08)        (1.05)         (.58)        (.63)
                                        -------------------------------------------------------------------------------------
Net asset value, end of period ........       $10.37            $9.06       $ 8.95        $12.04        $17.00       $11.67
                                        =====================================================================================
Total return b ........................       14.64%            1.23%     (25.16)%      (23.79)%        52.09%       13.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....   $1,121,042         $936,927     $855,624    $1,058,405    $1,165,175     $708,607
Ratios to average net assets:
 Expenses .............................         .98% c          1.04%         .94%          .90%          .91%         .92%
 Net investment income ................         .16% c           .32%         .34%          .28%          .06%         .57%
Portfolio turnover rate ...............       17.93%           52.16%       54.28%        46.19%        49.30%       45.99%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.




                                                          Semiannual Report | 11

Franklin Capital Growth Fund

                                        -----------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          DECEMBER 31, 2003                      YEAR ENDED JUNE 30,
CLASS B                                      (UNAUDITED)       2003        2002       2001       2000       1999 D
                                        -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period .................         $ 8.79         $8.74       $11.82     $16.78     $11.61      $10.39
                                        -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ......           (.03)         (.03)        (.04)      (.06)      (.10)       (.01)
 Net realized and
  unrealized gains (losses) ..........           1.28           .08        (2.99)     (3.88)      5.84        1.28
                                        -----------------------------------------------------------------------------
Total from investment operations .....           1.25           .05        (3.03)     (3.94)      5.74        1.27
                                        -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ...............             --            --           --         --         --        (.05)
 Net realized gains ..................             --            --         (.05)     (1.02)      (.57)         --
                                        -----------------------------------------------------------------------------
Total distributions .................              --            --         (.05)     (1.02)      (.57)       (.05)
                                        -----------------------------------------------------------------------------
Net asset value, end of period .......         $10.04         $8.79       $ 8.74     $11.82     $16.78      $11.61
                                        =============================================================================
Total return b .......................         14.22%          .57%     (25.73)%   (24.29)%     50.90%      12.23%



RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....        $77,368       $60,232      $44,041    $31,390    $15,229      $1,276
Ratios to average net assets:
 Expenses ............................          1.73% c       1.79%        1.69%      1.65%      1.67%       1.56% c
 Net investment income (loss) ........         (.59)% c      (.43)%       (.44)%     (.47)%     (.65)%      (.32)% c
Portfolio turnover rate ..............         17.93%        52.16%       54.28%     46.19%     49.30%      45.99%


aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the period January 1, 1999 (effective date) to June 30, 1999.


12 |  Semiannual Report

Franklin Capital Growth Fund


                                        -----------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2003                     YEAR ENDED JUNE 30,
CLASS C                                       (UNAUDITED)         2003       2002       2001        2000       1999
                                        -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period .................           $8.70           $8.66     $11.70     $16.65      $11.52     $10.91
                                        -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) a ......            (.03)           (.03)      (.04)      (.07)       (.10)      (.02)
 Net realized and
  unrealized gains (losses) ..........            1.27             .07      (2.95)     (3.86)       5.80         23
                                        -----------------------------------------------------------------------------
Total from investment operations .....            1.24             .04      (2.99)     (3.93)       5.70       1.21
                                        -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ...............              --              --         --         --          --       (.02)
 Net realized gains ..................              --              --       (.05)     (1.02)       (.57)      (.58)
                                        -----------------------------------------------------------------------------
Total distributions ..................              --              --       (.05)     (1.02)       (.57)      (.60)
                                        -----------------------------------------------------------------------------
Net asset value, end of period .......           $9.94           $8.70     $ 8.66     $11.70      $16.65     $11.52
                                        =============================================================================

Total return b .......................          14.25%            .46%   (25.65)%   (24.38)%      50.86%     12.11%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....        $194,657        $165,339   $137,117   $183,163    $181,087    $87,057
Ratios to average net assets:
 Expenses ............................           1.73% c         1.79%      1.68%      1.65%       1.67%      1.68%
 Net investment income (loss) ........          (.59)% c        (.43)%     (.40)%     (.47)%      (.69)%     (.25)%
Portfolio turnover rate ..............          17.93%          52.16%     54.28%     46.19%      49.30%     45.99%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.

                                                          Semiannual Report | 13

Franklin Capital Growth Fund

                                    --------------------------------------------
                                     SIX MONTHS ENDED          YEAR ENDED
                                     DECEMBER 31, 2003          JUNE 30,
CLASS R                                 (UNAUDITED)         2003       2002 C
                                    --------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period)
Net asset value,
 beginning of period .............        $ 9.03           $8.94     $10.79
                                    --------------------------------------------
Income from investment
 operations--net realized
 and unrealized gains (losses) ...          1.32             .09      (1.84)
                                    --------------------------------------------
Less distributions from
 net investment income ...........          (.02)             --       (.01) d
                                    --------------------------------------------
Net asset value,
 end of period ...................        $10.33           $9.03     $ 8.94
                                    ============================================

Total return a ...................        14.58%           1.01%   (17.09)%

RATIOS/SUPPLEMENTAL DATA
Net assets,
 end of period (000's) ...........       $29,810         $19,256     $3,524
Ratios to average net assets:
 Expenses ........................         1.23% b         1.29%      1.19% b
 Net investment income (loss) ....        (.09)% b          .07%     (.08)% b
Portfolio turnover rate ..........        17.93%          52.16%     54.28%

aTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
bAnnualized.
cFor the period January 1, 2002 (effective date) to June 30, 2002.
dIncludes distributions from tax return of capital in the amount of $.002.


14 |  Semiannual Report

Franklin Capital Growth Fund

                                          ------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2003                    YEAR ENDED JUNE 30,
ADVISOR CLASS                                  (UNAUDITED)       2003        2002        2001        2000        1999
                                          ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
 throughout the period
Net asset value,
 beginning of period  $ 9.12 ..........          $ 9.12         $8.98      $12.07      $17.04      $11.68      $11.00
                                          ------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..............             .02           .05         .06         .07         .04         .08
 Net realized and
 unrealized gains (losses) ............            1.32           .09       (3.05)      (3.95)       5.91        1.25
                                          ------------------------------------------------------------------------------------------
Total from investment operations ......            1.34           .14       (2.99)      (3.88)       5.95        1.33
                                          ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ................            (.03)           --        (.04)       (.07)       (.02)       (.07)
 Net realized gains ...................              --            --        (.05)      (1.02)       (.57)       (.58)
 Tax return of capital ................              --            --        (.01)         --          --          --
                                          ------------------------------------------------------------------------------------------
Total distributions ...................            (.03)           --        (.10)      (1.09)       (.59)       (.65)
                                          ------------------------------------------------------------------------------------------
Net asset value, end of period ........          $10.43         $9.12      $ 8.98      $12.07      $17.04      $11.68
                                          ==========================================================================================

Total return b ........................          14.75%         1.56%    (24.95)%    (23.59)%      52.52%      13.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....        $126,004       $75,554     $43,422     $45,139     $12,603      $7,327
Ratios to average net assets:
 Expenses .............................            .73% c        .79%        .69%        .65%        .67%        .70%
 Net investment income ................            .41% c        .57%        .58%        .55%        .30%        .80%
Portfolio turnover rate ...............          17.93%        52.16%      54.28%      46.19%      49.30%      45.99%

aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAnnualized.




                  Semiannual Report  |  See notes to financial statements.  | 15

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
                                                  SHARES             VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 94.1%
  COMMERCIAL SERVICES 2.5%
  Omnicom Group Inc. .........................   200,000         $   17,466,000
a Robert Half International Inc. .............   900,000             21,006,000
                                                                 ---------------
                                                                     38,472,000
                                                                 ---------------
  COMMUNICATIONS .8%
a Nextel Communications Inc., A .............    468,400             13,143,304
                                                                 ---------------
  CONSUMER DURABLES .1%
  Mattel Inc. ...............................     45,000                867,150
                                                                 ---------------
  CONSUMER NON-DURABLES 6.8%
  Alberto-Culver Co., B .....................    250,000             15,770,000
  Altria Group Inc. .........................    325,000             17,686,500
  Anheuser-Busch Cos. Inc. ..................    348,300             18,348,444
  Coca-Cola Co. .............................    472,700             23,989,525
  Colgate-Palmolive Co. .....................    229,500             11,486,475
  Estee Lauder Cos. Inc., A .................     43,000              1,688,180
  PepsiCo Inc. ..............................     31,000              1,445,220
  Procter & Gamble Co. ......................    149,800             14,962,024
                                                                 ---------------
                                                                    105,376,368
                                                                 ---------------
  CONSUMER SERVICES 6.0%
a Cendant Corp. .............................    700,000             15,589,000
  Clear Channel Communications Inc. .........    350,000             16,390,500
a Liberty Media Corp., A ....................     32,000                380,480
a Starbucks Corp. ...........................     30,000                991,800
a Univision Communications Inc., A ..........    433,000             17,185,770
  Viacom Inc., B ............................    459,900             20,410,362
  The Walt Disney Co. .......................    967,000             22,560,110
                                                                 ---------------
                                                                     93,508,022
                                                                 ---------------
  DISTRIBUTION SERVICES .8%
  Cardinal Health Inc. ......................    200,000             12,232,000
                                                                 ---------------
  ELECTRONIC TECHNOLOGY 15.4%
a Agilent Technologies Inc. .................    300,000              8,772,000
a Applied Materials Inc. ....................    878,100             19,713,345
a Cisco Systems Inc. ........................    978,100             23,758,049
a Dell Inc. .................................     60,000              2,037,600
  General Dynamics Corp. ....................    185,200             16,740,228
  Intel Corp. ...............................    665,300             21,422,660
a KLA-Tencor Corp. ..........................    337,800             19,818,726
a Lexmark International Inc. ................     30,000              2,359,200
  Linear Technology Corp. ...................    468,700             19,718,209
  Lockheed Martin Corp. .....................    352,600             18,123,640
  Microchip Technology Inc. .................    438,000             14,611,680
  Nokia Corp., ADR (Finland) ................    850,000             14,450,000
a QLogic Corp. ..............................    225,000             11,610,000
  Qualcomm Inc. .............................    270,000             14,561,100
a Thermo Electron Corp. .....................    700,000             17,640,000
a Xilinx Inc. ...............................    331,200             12,830,688
                                                                 ---------------
                                                                    238,167,125
                                                                 ---------------

16 |  Semiannual Report

Franklin Capital Growth Fund

--------------------------------------------------------------------------------
                                                 SHARES              VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ENERGY MINERALS 3.3%
  BP PLC, ADR (United Kingdom) ..............     406,500        $   20,060,775
  Devon Energy Corp. ........................     286,800            16,422,168
  Exxon Mobil Corp. .........................     355,000            14,555,000
                                                                ---------------
                                                                     51,037,943
                                                                ---------------
  FINANCE 13.7%
a Berkshire Hathaway Inc., A ................         300            25,275,000
  Citigroup Inc. ............................     314,500            15,265,830
  Commerce Bancorp Inc. .....................     200,000            10,536,000
  Countrywide Financial Corp. ...............     266,667            20,226,667
  Fannie Mae ................................     183,000            13,735,980
  Fifth Third Bancorp .......................     336,200            19,869,420
  Freddie Mac ...............................     421,300            24,570,216
  Goldman Sachs Group Inc. ..................     180,200            17,791,146
  MBIA Inc. .................................     124,100             7,350,443
  Morgan Stanley  ...........................     299,000            17,303,130
  The PMI Group Inc.  .......................     600,000            22,338,000
  Wells Fargo & Co.  ........................     315,100            18,556,239
                                                                ---------------
                                                                    212,818,071
                                                                ---------------
  HEALTH SERVICES 3.2%
  Aetna Inc.  ...............................     250,000            16,895,000
a Caremark RX Inc.  .........................     500,000            12,665,000
  HCA Inc.  .................................     461,900            19,843,224
                                                                ---------------
                                                                     49,403,224
                                                                ---------------
  HEALTH TECHNOLOGY 15.6%
  Abbott Laboratories  ......................     447,900            20,872,140
a Amgen Inc.  ...............................     278,700            17,223,660
a Biogen Idec Inc.  .........................     400,400            14,726,712
a Forest Laboratories Inc.  .................     300,000            18,540,000
a Genentech Inc.  ...........................      90,200             8,440,014
a Gilead Sciences Inc.  .....................     252,800            14,697,792
  Johnson & Johnson Inc.  ...................     566,700            29,275,722
a MedImmune Inc.  ...........................      28,100               713,740
  Merck & Co. Inc.  .........................     615,000            28,413,000
  Pfizer Inc.  ..............................   1,100,000            38,863,000
  Schering-Plough Corp.  ....................     328,300             5,709,137
a Varian Medical Systems Inc.  ..............     175,000            12,092,500
  Wyeth  ....................................     736,700            31,272,915
                                                                ---------------
                                                                    240,840,332
                                                                ---------------
  INDUSTRIAL SERVICES .8%
a Weatherford International Ltd.
   (Bermuda)  ...............................     350,000            12,600,000
                                                                ---------------
  PROCESS INDUSTRIES 2.8%
  Bunge Ltd.  ...............................     499,500            16,443,540
  Cabot Corp.  ..............................     525,000            16,716,000
  Valspar Corp.  ............................     200,000             9,884,000
                                                                ---------------
                                                                     43,043,540
                                                                ---------------

                                                         Semiannual Report  | 17

Franklin Capital Growth Fund

--------------------------------------------------------------------------------
                                                  SHARES             VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  PRODUCER MANUFACTURING 4.5%
  General Electric Co. ......................     900,000           $27,882,000
a Mettler-Toledo International Inc.
   (Switzerland) ............................     475,000            20,049,750
  United Technologies Corp. .................     225,000            21,323,250
                                                                 ---------------
                                                                     69,255,000
                                                                 ---------------
  REAL ESTATE INVESTMENT TRUSTS .9%
  iStar Financial Inc. ......................     377,700            14,692,530
                                                                 ---------------
  RETAIL TRADE 4.5%
a Bed Bath & Beyond Inc. ....................      25,000             1,083,750
  Family Dollar Stores Inc. .................     510,000            18,298,800
  Lowe's Cos. Inc. ..........................     200,000            11,078,000
  Ross Stores Inc. ..........................     430,000            11,364,900
  Tiffany & Co. .............................     350,000            15,820,000
  Wal-Mart Stores Inc. ......................     240,000            12,732,000
                                                                 ---------------
                                                                     70,377,450
                                                                 ---------------
  TECHNOLOGY SERVICES 9.5%
a Accenture Ltd., A (Bermuda) ...............     931,800            24,524,976
  Automatic Data Processing Inc. ............     386,000            15,289,460
  First Data Corp. ..........................     574,900            23,622,641
  Microsoft Corp. ...........................   1,747,600            48,128,904
a Oracle Corp. ..............................   1,002,000            13,226,400
  Paychex Inc. ..............................     550,000            20,460,000
  SAP AG, ADR (Germany) .....................      30,000             1,246,800
                                                                 ---------------
                                                                    146,499,181
                                                                 ---------------
  TRANSPORTATION 2.9%
  C.H. Robinson Worldwide Inc. ..............     400,000            15,164,000
  Expeditors International of
   Washington Inc. ..........................     425,000            16,005,500
  Southwest Airlines Co. ....................     881,100            14,220,954
                                                                 ---------------
                                                                     45,390,454
                                                                 ---------------
 TOTAL COMMON STOCKS (COST $1,116,174,918) ..                     1,457,723,694
                                                                 ---------------
  SHORT TERM INVESTMENT (COST $86,679,193) 5.6%
b Franklin Institutional Fiduciary Trust
   Money Market Portfolio ...................  86,679,193            86,679,193
                                                                 ---------------
 TOTAL INVESTMENTS (COST $1,202,854,111) 99.7%                    1,544,402,887
 OTHER ASSETS, LESS LIABILITIES .3% .........                         4,477,865
                                                                 ---------------
 NET ASSETS 100.0% ..........................                     1,548,880,752
                                                                 ===============
aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


18 |  See notes to financial statements.  |  Semiannual Report

Franklin Capital Growth Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003 (unaudited)

Assets:
 Investments in securities:
  Cost .......................................................   $1,202,854,111
                                                                 ===============
  Value ......................................................    1,544,402,887
 Receivables:
  Investment securities sold .................................        2,075,729
  Capital shares sold ........................................        5,552,927
  Dividends ..................................................        1,335,120
                                                                 ---------------
      Total assets ...........................................    1,553,366,663
                                                                 ---------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................        1,985,961
  Affiliates .................................................        1,653,640
  Shareholders ...............................................          495,687
 Distributions to shareholders ...............................            1,782
 Other liabilities ...........................................          348,841
                                                                 ---------------
      Total liabilities ......................................        4,485,911
       Net assets, at value ..................................   $1,548,880,752
                                                                 ===============
Net assets consist of:
 Undistributed net investment income .........................   $      203,907
 Net unrealized appreciation (depreciation) ..................      341,548,776
 Accumulated net realized gain (loss) ........................     (262,925,352)
 Capital shares ..............................................    1,470,053,421
                                                                 ---------------
        Net assets, at value .................................   $1,548,880,752
                                                                 ===============



                                                         Semiannual Report  | 19

Franklin Capital Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2003 (unaudited)

CLASS A:
 Net assets, at value .........................................  $1,121,042,165
                                                                 ===============
 Shares outstanding ...........................................     108,069,751
                                                                 ===============
 Net asset value per share a ..................................          $10.37
                                                                 ===============
 Maximum offering price per share ($10.37 / 94.25%) ...........          $11.00
                                                                 ===============
CLASS B:
 Net assets, at value .........................................     $77,367,771
                                                                 ===============
 Shares outstanding ...........................................       7,708,870
                                                                 ===============
 Net asset value and maximum offering price per share a .......          $10.04
                                                                 ===============
CLASS C:
 Net assets, at value .........................................    $194,657,123
                                                                 ===============
 Shares outstanding ...........................................      19,590,112
                                                                 ===============
 Net asset value per share a ..................................           $9.94
                                                                 ===============
 Maximum offering price per share ($9.94 / 99%) ...............          $10.04
                                                                 ===============
CLASS R:
 Net assets, at value .........................................     $29,809,787
                                                                 ===============
 Shares outstanding ...........................................       2,887,129
                                                                 ===============
 Net asset value and maximum offering price per share a .......          $10.33
                                                                 ===============
ADVISOR CLASS:
 Net assets, at value .........................................    $126,003,906
                                                                 ===============
 Shares outstanding ...........................................      12,081,064
                                                                 ===============
 Net asset value and maximum offering price per share .........          $10.43
                                                                 ===============

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


20 |  See notes to financial statements.  |  Semiannual Report

Franklin Capital Growth Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2003 (unaudited)

Investment income:
 Dividends ......................................................  $  7,845,418
 Interest .......................................................        63,811
                                                                   -------------
      Total investment income ...................................     7,909,229
                                                                   -------------
Expenses:
 Management fees (Note 3) .......................................     3,129,414
 Distribution fees: (Note 3)
  Class A .......................................................     1,287,766
  Class B .......................................................       343,972
  Class C .......................................................       898,548
  Class R .......................................................        62,697
 Transfer agent fees (Note 3) ...................................     1,701,825
 Custodian fees .................................................         5,798
 Reports to shareholders ........................................        73,134
 Registration and filing fees ...................................        63,241
 Professional fees ..............................................        31,291
 Trustees' fees and expenses ....................................        32,781
 Other                                                                   33,549
                                                                   -------------
      Total expenses ............................................     7,664,016
                                                                   -------------
       Net investment income ....................................       245,213
                                                                   -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments                           20,193,705
 Net unrealized appreciation (depreciation) on investments ......   170,025,826
                                                                   -------------
Net realized and unrealized gain (loss) .........................   190,219,531
                                                                   -------------
Net increase (decrease) in net assets resulting from operations    $190,464,744
                                                                   =============

                  Semiannual Report  |  See notes to financial statements.  | 21

Franklin Capital Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2003 (unaudited) and the year ended June 30, 2003

                                                                                     ---------------------------------------
                                                                                       SIX MONTHS ENDED       YEAR ENDED
                                                                                       DECEMBER 31, 2003     JUNE 30, 2003
                                                                                     ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................................................     $      245,213      $    2,037,199
  Net realized gain (loss) from investments .......................................         20,193,705        (102,695,663)
  Net unrealized appreciation (depreciation) on investments .......................        170,025,826         115,369,098
                                                                                     ---------------------------------------
      Net increase (decrease) in net assets resulting from operations .............        190,464,744          14,710,634
 Distributions to shareholders from:
  Net investment income:
   Class A ........................................................................         (1,690,182)                 --
   Class R ........................................................................            (45,214)                 --
   Advisor Class ..................................................................           (366,894)                 --
                                                                                     ---------------------------------------
 Total distributions to shareholders                                                        (2,102,290)                 --
 Capital share transactions: (Note 2)
   Class A ........................................................................         45,098,083          70,102,714
   Class B ........................................................................          7,945,251          15,425,223
   Class C ........................................................................          5,440,307          29,157,367
   Class R ........................................................................          7,219,715          14,214,842
   Advisor Class ..................................................................         37,506,692          29,969,712
                                                                                   -----------------------------------------
 Total capital share transactions .................................................        103,210,048         158,869,858
      Net increase (decrease) in net assets .......................................        291,572,502         173,580,492
Net assets:
 Beginning of period ..............................................................      1,257,308,250       1,083,727,758
                                                                                   -----------------------------------------
 End of period ....................................................................     $1,548,880,752      $1,257,308,250
Undistributed net investment income included in net assets:
 End of period ....................................................................     $      203,907      $    2,060,984
                                                                                   -----------------------------------------

22 |  See notes to financial statements.  |  Semiannual Report

Franklin Capital Growth Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund (the Fund). The Fund seeks capital growth.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


                                                         Semiannual Report  | 23

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex- dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.


24 |  Semiannual Report

Franklin Capital Growth Fund

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At December 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                            YEAR ENDED
                                                     DECEMBER 31, 2003                         JUNE 30, 2003
                                                  SHARES           AMOUNT                SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .................................  14,005,435      $135,339,495           25,737,855       $ 210,902,196
 Shares issued on merger a ...................          --                --            3,797,694          35,090,874
 Shares issued in reinvestment of
  distributions ..............................     142,097         1,435,177                   --                  --
 Shares redeemed .............................  (9,478,350)      (91,676,589)         (21,756,768)       (175,890,356)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) .....................   4,669,182      $ 45,098,083            7,778,781       $  70,102,714
CLASS B SHARES:
 Shares sold .................................   1,267,063      $ 11,813,306            2,487,866       $  19,933,077
 Shares issued on merger a ...................          --                --              657,910           5,894,865
 Shares redeemed .............................    (413,804)       (3,868,055)          (1,328,383)        (10,402,719)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) .....................     853,259      $  7,945,251            1,817,393       $  15,425,223
CLASS C SHARES:
 Shares sold .................................   2,514,226      $ 23,387,722            4,551,444       $  36,220,920
 Shares issued on merger a ...................          --                --            3,423,307          30,364,673
 Shares redeemed .............................  (1,931,385)      (17,947,415)          (4,807,128)        (37,428,226)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) .....................     582,841      $  5,440,307            3,167,623       $  29,157,367
CLASS R SHARES:
 Shares sold .................................     984,595      $  9,434,817            1,906,878       $  15,549,629
 Shares issued on merger a ...................          --                --               69,752             642,420
 Shares issued in reinvestment of
  distributions ..............................       4,491            45,175                   --                  --
 Shares redeemed .............................    (234,318)       (2,260,277)            (238,554)         (1,977,207)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) .....................     754,768      $  7,219,715            1,738,076       $  14,214,842
ADVISOR CLASS SHARES:
 Shares sold .................................   4,420,500      $ 43,430,914            2,648,900       $  22,085,843
 Shares issued on merger a ...................          --                --            1,206,824          11,211,372
 Shares issued in reinvestment of
  distributions ..............................       2,028           325,402                   --                  --
 Shares redeemed .............................    (660,052)       (6,249,624)            (402,440)         (3,327,503)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) .....................   3,792,476      $ 37,506,692            3,453,284       $  29,969,712
------------------------------------------------------------------------------------------------------------------------------------
aOn June 5, 2003, the Fund acquired the net assets of the Franklin Large Cap
Growth Fund in a tax-free exchange pursuant to a plan of reorganization approved by the Franklin Large Cap Growth Fund shareholders.

                                                         Semiannual Report  | 25

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE       MONTH-END NET ASSETS
         .625%              First $100 million
         .500%              Over $100 million, up to and including $250 million
         .450%              In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, 1.00%, 1.00%, and .50% per year of its average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund's shares, and received contingent deferred sales charges for the period of $578,521 and $85,857, respectively.

The Fund paid transfer agent fees of $1,701,825, of which $1,233,049 was paid to Investor Services.

4. INCOME TAXES

At June 30, 2003, the Fund has deferred capital losses occurring subsequent to October 31, 2002 of $31,505,285. For tax purposes, such loses will be reflected in the year ending June 30, 2004.

At June 30, 2003, the Fund had tax basis capital losses of $336,630,355, including $85,955,014 from the merged Franklin Large Cap Growth Fund, which may be carried over to offset future capital gains, subject to certain limitations. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008                                                       $  9,547,980
 2009                                                         43,114,748
 2010                                                        105,264,076
 2011                                                        178,703,551
                                                            ------------
                                                            $336,630,355
                                                            ============


26 |  Semiannual Report

Franklin Capital Growth Fund

4. INCOME TAXES (CONTINUED)

At December 31, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $1,207,655,761 was as follows:

Unrealized appreciation                                     $338,873,561
Unrealized depreciation                                       (2,126,435)
                                                            -------------
Net unrealized depreciation                                 $336,747,126
                                                            =============
Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2003 aggregated $364,695,998 and $231,861,499, respectively.

6. INVESTMENT IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $343,629 of dividend income from investment in the Sweep Money Fund for the period ended December 31, 2003.

7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class actions related to the matter described above. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.


                                                         Semiannual Report  | 27

Franklin Capital Growth Fund

7. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser and a senior executive officer relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. Such discussions are preliminary and the Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.





28 |  Semiannual Report

Franklin Capital Growth Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.

                                                         Semiannual Report  | 29

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

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

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

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN[R] (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth
Fund Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet InvestmentFund 2 Franklin Equity Income Fund Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton
Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.Effective June 30, 2003, the fund reopened to all new investors.
4.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
5.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
6.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8.For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable. 9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

11/03                                          Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANLKIN[R] TEMPLETON[R]
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.




SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN CAPITAL GROWTH FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Capital Growth Fund prospectus, which contains more complete information, including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 S2003 02/04


Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.

(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    February 27, 2004


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    February 27, 2004